Proforma Consolidated Income Statement (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Acquisition, Pro Forma Information [Line Items]
Acquisition related adjustment to general and administrative expenses	$ 3.6